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                      NEW ENGLAND LIFE INSURANCE COMPANY

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

Supplement dated December 31, 2016 to the prospectuses for the variable annuity contracts and variable life insurance policies issued by New England Life
                        Insurance Company, listed below

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses. Please retain this supplement for future reference.

The Company
-------------

The first paragraph of the description of the Company is replaced with the following:

   The Company was organized as a stock life insurance company, New England Variable Life Insurance Company, in Delaware in 1980. On August 30, 1996, the name of the Company was changed to New England Life Insurance Company, and it changed its domicile from the State of Delaware to The Commonwealth of Massachusetts. We are a wholly owned subsidiary of, and controlled by, MetLife, Inc. ("MetLife"), a publicly traded company. The Company is located at One Financial Center, Boston, Massachusetts 02111 and is authorized to operate in all states, and the District of Columbia.

Supplement to the following variable annuity contract and variable life insurance policy prospectuses:

 American Forerunner Series             American Gateway Series
 American Growth Series                 Enterprise Executive Advantage
 American Growth Series I               Zenith Executive Advantage
                                        Zenith Executive Advantage 2000
                                        Zenith Executive Advantage Plus
                                        Zenith Flexible Life
                                        Zenith Flexible Life 2001
                                        Zenith Flexible Life 2002
                                        Zenith Life
                                        Zenith Life Executive 65
                                        Zenith Life One
                                        Zenith Life Plus
                                        Zenith Life Plus II
                                        Zenith Survivorship Life
                                        Zenith Survivorship Life 2002
                                        Zenith Survivorship Life Plus
                                        Zenith Variable Whole Life

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                    SUPP-NE1216